Stradley Ronon Stevens & Young, LLP

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JCorriero@stradley.com

(215) 564-8528

December 19, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus ETF Trust II (the “Trust”)
File Nos. 333-206600 and 811-23078

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated November 28, 2016, for the Virtus Newfleet Dynamic Credit ETF series of the Trust, as filed pursuant to Rule 497(c) under the 1933 Act on December 2, 2016 (Accession Number: 0000891092-16-019317).

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc: William Smalley

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